Revenues and Other Income - Additional information (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Milestone payments received				€ 0.0
AbbVie
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Milestone payments received following the enrollment of first patient		€ 3.5
Milestone payments received			€ 0.0
Contribution to Company's revenue (as a percent)		51.40%
BI
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Milestone payments received				€ 2.5
Contribution to Company's revenue (as a percent)		36.90%
Reversal of contract liabilities	€ 2.1	€ 2.2